COMMITMENTS - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing and other agreements, Year 1	$ 48
Outsourcing and other agreements, Year 2	47
Outsourcing and other agreements, Year 3	33
Outsourcing and other agreements, Year 4	1
Outsourcing and other agreements, Year 5	1
Outsourcing and other agreements, Thereafter	$ 17